Results of Segments (Tables)	12 Months Ended
Dec. 31, 2018
Results of Segments
Schedule of Revenue and Results of Segments

Applications, Technology & Services

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud subscriptions and support – SaaS/PaaS1)	1,829	1,894	1,403	1,423	1,074
Cloud subscriptions and support – IaaS2)	488	506	328	334	206
Cloud subscriptions and support	2,317	2,400	1,732	1,758	1,280
Software licenses	4,233	4,456	4,434	4,538	4,350
Software support	10,968	11,477	10,890	10,987	10,544
Software licenses and support	15,201	15,933	15,325	15,524	14,894
Cloud and software	17,518	18,333	17,056	17,282	16,174
Services	3,288	3,559	3,162	3,183	3,037
Total segment revenue	20,806	21,892	20,218	20,465	19,211
Cost of cloud subscriptions and support – SaaS/PaaS1)	-777	-818	-572	-581	-404
Cost of cloud subscriptions and support – IaaS2)	-424	-436	-305	-307	-225
Cost of cloud subscriptions and support	-1,201	-1,254	-877	-888	-630
Cost of software licenses and support	-1,899	-2,031	-1,948	-1,958	-1,896
Cost of cloud and software	-3,101	-3,285	-2,825	-2,846	-2,525
Cost of services	-2,524	-2,695	-2,437	-2,453	-2,401
Total cost of revenue	-5,625	-5,980	-5,262	-5,300	-4,926
Segment gross profit	15,181	15,912	14,957	15,165	14,284
Other segment expenses	-6,435	-6,729	-6,478	-6,549	-5,949
Segment profit	8,746	9,183	8,478	8,616	8,335

1) Software as a service/platform as a service

2) Infrastructure as a service

3) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.

SAP Business Network

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud subscriptions and support – SaaS/PaaS1)	2,178	2,265	1,840	1,870	1,595
Cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cloud subscriptions and support	2,178	2,265	1,840	1,870	1,595
Software licenses	0	0	-1	-1	0
Software support	16	16	18	18	28
Software licenses and support	16	17	17	18	27
Cloud and software	2,193	2,282	1,857	1,887	1,622
Services	436	451	404	413	303
Total segment revenue	2,629	2,733	2,261	2,300	1,925
Cost of cloud subscriptions and support – SaaS/PaaS1)	-483	-503	-428	-435	-384
Cost of cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cost of cloud subscriptions and support	-483	-503	-428	-435	-384
Cost of software licenses and support	-6	-7	-5	-5	-1
Cost of cloud and software	-489	-510	-433	-440	-385
Cost of services	-324	-337	-292	-297	-247
Total cost of revenue	-813	-847	-725	-737	-632
Segment gross profit	1,816	1,886	1,536	1,563	1,293
Other segment expenses	-1,285	-1,341	-1,148	-1,166	-953
Segment profit	531	545	388	397	340

1) Software as a service/platform as a service

2) Infrastructure as a service

3) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.

Customer Experience

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud subscriptions and support – SaaS/PaaS1)	528	539	200	203	119
Cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cloud subscriptions and support	528	539	200	203	119
Software licenses	413	421	438	445	513
Software support	1	1	0	0	0
Software licenses and support	414	422	437	445	514
Cloud and software	942	961	637	648	633
Services	9	9	6	6	4
Total segment revenue	951	970	643	654	637
Cost of cloud subscriptions and support – SaaS/PaaS1)	-176	-178	-81	-82	-30
Cost of cloud subscriptions and support – IaaS2)	0	0	0	0	0
Cost of cloud subscriptions and support	-176	-178	-81	-82	-30
Cost of software licenses and support	-20	-20	-45	-45	-54
Cost of cloud and software	-196	-198	-126	-127	-84
Cost of services	-3	-3	-1	-1	-1
Total cost of revenue	-199	-202	-127	-127	-85
Segment gross profit	751	768	516	527	552
Other segment expenses	-613	-630	-431	-437	-388
Segment profit	138	139	85	90	164

1) Software as a service/platform as a service

2) Infrastructure as a service

3) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.

Schedule of Segment Revenue by Region

€ millions	2018
	Actual Currency
	Applications, Technology &	SAP Business Network	Customer Experience	Total Reportable Segments
	Services

EMEA	10,178	443	416	11,037
Americas	7,197	1,915	421	9,532
APJ	3,431	271	114	3,817
Total segment revenue	20,806	2,629	951	24,386